Plan Description (Details) - 401(k) SP	12 Months Ended
	Dec. 31, 2025 USD ($) year loan h	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Catch -up contribution, minimum age	50 years
Participant compensation matched, percentage	6.00%
Employer contributions receivable	$ 217,813,000	$ 220,978,000
Default investment election, target age | year	65
Automatic deferral rate, annual increase	1.00%
Forfeited and available to pay administrative expenses	$ 3,500,000
Minimum borrowing amount	1,000
Maximum borrowing amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Prime rate percentage	1.00%
Number of outstanding loans allowed | loan	2
General loan, borrowing term	5 years
EBP, Qualified Non-Elective Contributions
EBP, Description of Plan [Line Items]
Service period | h	1,000
Employer contributions receivable	$ 192,800,000	$ 192,600,000
Vesting period	3 years
Vesting percentage	100.00%
EBP, Qualified Non-Elective Contributions, Type Two
EBP, Description of Plan [Line Items]
Employer non-elective contribution rate	3.00%
44 or less | EBP, Qualified Non-Elective Contributions, Type One
EBP, Description of Plan [Line Items]
Employer non-elective contribution rate	3.00%
45 to 64 | EBP, Qualified Non-Elective Contributions, Type One
EBP, Description of Plan [Line Items]
Employer non-elective contribution rate	4.00%
65 or more | EBP, Qualified Non-Elective Contributions, Type One
EBP, Description of Plan [Line Items]
Employer non-elective contribution rate	5.00%
Maximum
EBP, Description of Plan [Line Items]
Matching percentage	100.00%
Automatic contribution rate	15.00%
Minimum
EBP, Description of Plan [Line Items]
Matching percentage	50.00%
Automatic contribution rate	6.00%